Income Tax Provision (Details) - Schedule of Income Tax Provision - Unique Logistics International, Inc. [Member] - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Current:
Federal	$ 1,475,897	$ 2,052,526
State	208,481	1,041,298
Foreign	519,257
Total current income tax provision	2,203,635	3,093,827
Deferred:
Federal	(133,051)	(554,294)
State	(141,572)	(125,235)
Foreign	(540,029)
Total deferred income tax provision	(814,652)	(679,529)
Total tax expense	$ 1,388,983	$ 2,414,298